Note 4 - Leases (Tables)	6 Months Ended
Sep. 30, 2023
Statement Line Items [Line Items]
Disclosure of lease obligation [text block]
Lease obligation, March 31, 2022	$96,340
Interest expense	9,673
Payments made	(71,627)
Lease obligation, March 31, 2023	34,386
Interest expense	1,427
Payments made	(35,813)
Lease obligation, September 30, 2023	-
Current portion	-
Non-current portion	$-

Disclosure of net investment in sublease [text block]
Net investment in sublease, March 31, 2022	$88,360
Finance income	8,879
Payments received	(65,702)
Net investment in sublease, March 31, 2023	31,537
Finance income	1,314
Payments received	(32,851)
Net investment in sublease, September 30, 2023	-
Current portion	-
Non-current portion	$-